[SHIP LOGO] [VANGUARD (R) LOGO]

                                                 P.O. Box 2600
                                                 Valley Forge, PA 19482-2600

                                                 610-669-5284
                                                 Lisa_L_Matson@vanguard.com

                                  May 21, 2007

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Vanguard Tax-Managed Funds (the "Trust")
         File No. 33-53683

Commissioners:

Enclosed is the 27th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to introduce a new exchange-traded fund share class, known as Vanguard Europe Pacific ETF, for the Tax-Managed International Fund, which is a series of the Trust.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on July 20, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date that same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

                                        Sincerely,



                                        Lisa L.B. Matson
                                        Associate Counsel
                                        Securities Regulation, Legal Department

cc:      Christian Sandoe, Esq.
         Securities & Exchange Commission